Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (34,727)	$ 10,578,125
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(4,758,906)	(4,679,040)
Change in fair value of warrant liabilities	1,264,054	(8,973,522)
Reduction of deferred underwriter fees	(328,474)
Issuance of FPA	308,114
Change in fair value of FPA	(308,114)
Interest expense – debt discount	759,768
Changes in operating assets and liabilities:
Prepaid expense	(7,222)	348,794
Due to related party	96,291	120,000
Accounts payable and accrued expenses	1,946,574	1,584,820
Net cash used in operating activities	(1,062,642)	(1,020,823)
Cash Flows from Investing Activities:
Extension payment deposit in Trust	(1,140,000)
Cash withdrawn for redemptions	294,254,572
Net cash provided by investing activities	293,114,572
Cash Flows from Financing Activities:
Redemption of Class A ordinary shares	(294,254,572)
Proceeds from subscription liability	1,960,944
Proceeds from promissory note – related party	250,000	1,000,000
Net cash (used in) provided by financing activities	(292,043,628)	1,000,000
Net Change in Cash	8,302	(20,823)
Cash – Beginning of period	86,401	107,224
Cash – End of period	94,703	86,401
Non-Cash investing and financing activities:
Subsequent measurement of Class A ordinary shares to redemption amount	5,898,905	4,695,302
Issuance of Subscription Shares	$ 1,153,306